                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3178

                          RIVERSOURCE BOND SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 4/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         RIVERSOURCE FLOATING RATE FUND

                                AT APRIL 30, 2009



APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




SENIOR LOANS (84.7%)(i)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (1.3%)
Spirit AeroSystems
 Tranche B1 Term Loan
 09-30-13                               2.89%        $1,989,223            $1,840,031
TransDigm
 Term Loan
 06-23-13                               3.23          1,800,000             1,648,800
Wesco Aircraft Hardware
 1st Lien Term Loan
 09-30-13                               2.68            778,000               648,852
Wesco Aircraft Hardware
 2nd Lien Term Loan
 03-28-14                               6.18          1,100,000               764,500
                                                                      ---------------
Total                                                                       4,902,183
-------------------------------------------------------------------------------------


AIRLINES (0.9%)
Delta Airlines
 2nd Lien Term Loan
 04-30-14                               3.74          1,793,063               921,939
Delta Airlines
 Credit Linked Deposit
 04-30-12                          0.26-2.49            769,152               615,867
United Airlines
 Tranche B Term Loan
 03-20-12                          2.44-2.50          1,931,111               962,794
US Airways Group
 Term Loan
 03-21-14                               2.94          2,080,500               944,901
                                                                      ---------------
Total                                                                       3,445,501
-------------------------------------------------------------------------------------


AUTOMOTIVE (1.3%)
Delphi
 Debtor In Possession
 Tranche B Term Loan
 06-30-09                               9.25            286,613(k)            249,353
Goodyear Engineered Product
 Delayed Draw Term Loan
 07-31-14                               2.97            148,125                79,062
Goodyear Engineered Product
 Term Loan
 07-31-14                               2.97          1,034,250               552,031
Goodyear Tire & Rubber
 2nd Lien Term Loan
 04-30-14                               2.19          1,670,000             1,393,064
Mark IV Inds
 2nd Lien Term Loan
 12-31-11                         8.93-10.35            988,178(b)             11,117
Metaldyne LLC
 Term Loan
 01-13-12                          0.26-5.19            304,167(b)             45,625
Metaldyne LLC
 Tranche B Term Loan
 01-13-14                               8.00          2,073,849(b)            311,077
Motorsports Aftermarket
 Tranche B Term Loan
 11-29-13                          2.93-3.75          1,238,618               650,274
Oshkosh Truck
 Tranche B Term Loan
 12-06-13                          7.15-7.32            224,932               185,430
Plastech Engineered Products
 1st Lien Term Loan
 02-13-13                               7.75            238,562(b,m)           28,627
TRW Automotive
 Tranche B1 Term Loan
 02-09-14                               2.00          1,291,888               891,403
Visteon
 Term Loan
 06-13-13                          4.14-4.69          1,250,000(b)            265,938
 12-13-13                               4.14          1,125,000(b)            239,625
                                                                      ---------------
Total                                                                       4,902,626
-------------------------------------------------------------------------------------


CHEMICALS (3.5%)
Brenntag Holding
 Acquisition Term Loan
 01-20-14                          2.45-3.50            142,364(c)            113,891
Brenntag Holding
 Tranche B2 Term Loan
 01-20-14                          2.45-3.50            582,636(c)            466,109
Celanese US Holdings LLC
 Credit Linked Deposit
 04-02-14                               0.50          2,347,874             2,077,211
Cognis
 Tranche C Term Loan
 09-15-13                               3.32          3,050,000(c)          2,147,199
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 05-05-13                               3.50            845,408               411,612
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                               3.50            183,647                89,414
Hexion Specialty Chemicals
 Tranche C4 Term Loan
 05-05-13                               3.44          1,438,125               711,872
Huntsman Intl LLC
 Tranche B Term Loan
 04-21-14                               2.18          1,990,911             1,642,502
Ineos US Finance LLC
 Tranche A4 Term Loan
 12-14-12                               7.00          1,643,436               887,455
Lyondell Chemical
 Debtor In Possession
 Term Loan
 TBD                                     TBD            173,807(g,j,k,l)      176,450
 12-20-09                         6.69-13.00            869,096(k)            761,521
Lyondell Chemical
 Tranche B2 Term Loan
 12-22-14                               7.00          1,413,086               468,678
Millenium Chemicals
 1st Lien Term Loan
 05-15-14                               3.47          1,166,164               810,484
Millenium Chemicals
 2nd Lien Term Loan
 11-15-14                               6.97          1,100,000(m)            638,000
PQ
 1st Lien Term Loan
 07-31-14                          4.29-4.47            744,375               532,228
Univar
 Tranche B Term Loan
 10-10-14                               4.22          1,193,554               774,318
                                                                      ---------------
Total                                                                      12,708,944
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (1.3%)
Flowserve
 Term Loan
 08-10-12                          2.69-2.75          3,212,015             3,095,580
Manitowoc
 Tranche B Term Loan
 08-25-14                               6.50            698,250               536,256
NACCO Materials Handling Group
 Term Loan
 03-21-13                          2.43-4.60            972,500               369,550
Xerium Technologies
 Tranche B Term Loan
 05-18-12                               6.72          1,180,505(c)            720,108
                                                                      ---------------
Total                                                                       4,721,494
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (3.4%)
Amscan Holdings
 Term Loan
 05-27-13                          3.47-4.10          2,279,728             1,960,566


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CONSUMER PRODUCTS (CONT.)
Central Garden & Pet
 Tranche B Term Loan
 09-30-12                               1.94%          $650,274              $512,091
Chattem
 Term Loan
 01-02-13                          2.88-3.07            512,333               484,155
Fender Musical Instruments
 Delayed Draw Term Loan
 06-09-14                               2.67            810,956               421,697
Fender Musical Instruments
 Term Loan
 06-09-14                               3.47          1,605,570               834,896
Jarden
 Tranche B1 Term Loan
 01-24-12                               2.97          1,553,807             1,489,324
Jarden
 Tranche B3 Term Loan
 01-24-12                               3.72          2,269,844             2,192,669
Spectrum Brands
 Letter of Credit
 03-30-13                          0.36-6.25             66,452                52,137
Visant
 Tranche C Term Loan
 12-21-11                               2.50          3,594,846             3,325,234
Weight Watchers Intl
 Tranche B Term Loan
 01-26-14                          1.94-2.75          1,085,224             1,013,784
                                                                      ---------------
Total                                                                      12,286,553
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (3.3%)
Contech Construction Products
 Term Loan
 01-31-13                               2.47          2,165,843             1,137,068
Foamex LP
 1st Lien Term Loan
 02-12-13                               7.50          2,125,456(b)            563,246
Generac Acquisition
 1st Lien Term Loan
 11-10-13                               3.00            872,151               559,921
Generac Acquisition
 2nd Lien Term Loan
 05-10-14                               6.50            650,000               160,336
GenTek Holding LLC
 1st Lien Term Loan
 02-28-11                          3.13-3.32          1,184,428             1,030,452
GPX Intl Tire
 Pay-in-Kind Term Loan
 04-06-12                              12.00              9,790(n)              5,287
GPX Intl Tire
 Tranche B Term Loan
 03-30-12                          7.25-9.23            630,564(m)            340,504
Hillman Group
 Tranche B Term Loan
 03-31-11                          3.45-4.10          1,647,678             1,433,480
JohnsonDiversey
 Delayed Draw Term Loan
 12-16-10                               3.18              7,815                 7,229
JohnsonDiversey
 Tranche B Term Loan
 12-16-11                               3.18            529,663               489,938
New Customer Service
 Term Loan
 05-22-14                          2.93-3.79          1,128,436               772,979
Rexnord LLC/RBS Global
 Tranche B1 Term Loan
 07-19-13                          3.00-3.63          1,448,361             1,140,584
Rexnord LLC/RBS Global
 Tranche B2 Term Loan
 07-19-13                               2.44          1,286,616             1,006,777
RSC Holding III
 2nd Lien Term Loan
 11-30-13                          3.93-4.67          1,412,617               937,031
Sensus Metering Systems
 Tranche B1 Term Loan
 12-17-10                          2.45-3.26          1,768,203             1,573,701
WireCo WorldGroup
 Term Loan
 02-10-14                               3.47          1,569,371             1,020,091
                                                                      ---------------
Total                                                                      12,178,624
-------------------------------------------------------------------------------------


ELECTRIC (7.3%)
AES
 Term Loan
 08-10-11                          5.06-5.10          2,132,143             2,018,436
ANP Funding I LLC
 Tranche A Term Loan
 07-29-10                          4.00-4.68            143,222               134,808
ANP Funding I LLC
 Tranche B Term Loan
 07-29-10                               9.25          1,500,000             1,410,945
Bicent Power LLC
 Tranche B 1st Lien Term Loan
 06-30-14                               3.22            111,296                86,254
Calpine
 Term Loan
 03-29-14                               4.10          3,802,029             3,260,240
Coleto Creek Power LP
 2nd Lien Term Loan
 06-28-13                          4.43-5.22          1,254,276               731,657
Coleto Creek Power LP
 Letter of Credit
 TBD                                     TBD          1,000,000(g,j)          717,500
Covanta Energy
 Letter of Credit
 02-10-14                               1.09            667,623               614,213
Covanta Energy
 Term Loan
 02-10-14                          1.94-2.00          1,328,987             1,222,668
Dynegy Holdings
 Letter of Credit
 04-02-13                               1.93          1,663,993             1,501,754
Energy Future Holdings
 Tranche B2 Term Loan
 10-10-14                          3.93-3.97          3,920,431             2,664,913
FirstLight Power Resources
 2nd Lien Term Loan
 05-01-14                               5.75          1,000,000               630,000
FirstLight Power Resources
 Synthetic Letter of Credit
 11-01-13                               1.10            179,675               155,419
FirstLight Power Resources
 Tranche B 1st Lien Term Loan
 11-01-13                               3.75          1,394,490             1,206,234
La Paloma Generating LLC
 Acquisition Term Loan
 08-16-12                               2.61              2,105                 1,625
La Paloma Generating LLC
 Delayed Draw Term Loan
 08-16-12                               7.00                168                   129
Mirant North America
 Tranche B Term Loan
 TBD                                     TBD          2,031,097(g,j)        1,889,936
NRG Energy
 Credit Linked Deposit
 02-01-13                               1.12          2,193,706             2,036,944
NRG Energy
 Term Loan
 02-01-13                               2.72          1,561,468             1,449,885
TPF Generation Holdings LLC
 1st Lien Synthetic Letter of Credit
 12-15-13                               1.12            161,594               149,878
TPF Generation Holdings LLC
 1st Lien Term Loan
 12-15-13                               2.43            473,796               439,445
TPF Generation Holdings LLC
 2nd Lien Term Loan
 12-15-14                               4.68          2,525,000             2,057,875
TPF Generation Holdings LLC
 Synthetic Revolver Term Loan
 12-15-11                               1.12             50,656                46,984
USPF Holdings LLC
 Term Loan
 04-11-14                               2.20          2,501,709             2,176,487
                                                                      ---------------
Total                                                                      26,604,229
-------------------------------------------------------------------------------------


ENTERTAINMENT (3.3%)
24 Hour Fitness Worldwide
 Tranche B Term Loan
 06-08-12                          2.93-3.67            888,550               577,557
AMC Entertainment
 Term Loan
 01-26-13                               1.94          1,994,845             1,841,242
AMF Bowling Worldwide
 Tranche B Term Loan
 06-07-13                          2.93-3.79          1,247,010               707,678
Cinemark USA
 Term Loan
 10-05-13                          2.19-2.99          2,686,093             2,503,440
Hit Entertainment
 2nd Lien Term Loan
 02-26-13                               6.74          1,300,000               325,000
Hit Entertainment
 Term Loan
 03-20-12                               3.49          2,572,030             1,337,455
MGM Holdings II
 Tranche B1 Term Loan
 04-09-12                               3.68          2,793,000             1,345,304
Natl CineMedia LLC
 Term Loan
 02-13-15                               3.08            875,000               770,438


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
ENTERTAINMENT (CONT.)
Regal Cinemas
 Term Loan
 10-27-13                               4.97%          $949,385              $914,733
Six Flags Theme Parks
 Tranche B Term Loan
 04-30-15                          3.12-3.42          1,979,638             1,479,067
Warner Music Group
 Term Loan
 02-28-11                          2.43-3.26            379,455               349,098
                                                                      ---------------
Total                                                                      12,151,012
-------------------------------------------------------------------------------------


ENVIRONMENTAL (0.1%)
EnviroSolutions Real Property Holdings
 Term Loan
 07-07-12                              10.50            705,770               345,827
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (3.7%)
Advance Food
 1st Lien Delayed Draw Term Loan
 03-16-14                               2.18             71,024                57,174
Advance Food
 1st Lien Term Loan
 03-16-14                               2.18            822,334               661,979
Aramark
 Letter of Credit
 01-26-14                               0.31            127,263               115,774
Aramark
 Term Loan
 01-26-14                               3.10          2,003,202             1,822,353
B&G Foods
 Tranche C Term Loan
 02-26-13                               3.26            621,739               593,761
Birds Eye Foods
 Tranche B Term Loan
 03-22-13                               2.97          1,570,363             1,460,438
Bolthouse Farms
 1st Lien Term Loan
 12-16-12                               2.69          1,552,854             1,363,918
Constellation Brands
 Tranche B Term Loan
 06-05-13                          2.00-2.81          2,155,381             2,052,655
Dean Foods
 Tranche B Term Loan
 04-02-14                          1.93-2.72          3,069,234             2,851,841
Fresh Start Bakeries
 2nd Lien Term Loan
 03-29-14                               6.19            525,000               262,500
Fresh Start Bakeries
 Tranche B Term Loan
 TBD                                     TBD            268,056(g,j)          235,889
Michael Foods
 Tranche B1 Term Loan
 11-21-10                               3.06          1,296,876             1,288,771
 TBD                                     TBD            775,000(g,j)          770,156
                                                                      ---------------
Total                                                                      13,537,209
-------------------------------------------------------------------------------------


GAMING (4.8%)
Cannery Casino Resorts LLC
 1st Lien Delayed Draw Term Loan
 05-16-14                          2.71-2.75            722,758               531,227
Cannery Casino Resorts LLC
 1st Lien Term Loan
 05-17-13                               2.69            874,251               642,574
Cannery Casino Resorts LLC
 2nd Lien Term Loan
 05-18-14                               4.69          1,000,000               300,000
Fontainebleau Las Vegas LLC
 Delayed Draw Term Loan
 06-06-14                               3.69            733,333(b)             90,933
Fontainebleau Las Vegas LLC
 Term Loan
 06-06-14                               4.53          1,466,667(b)            181,867
Golden Nugget
 1st Lien Term Loan
 TBD                                     TBD            103,030(g,j,l)         49,111
 06-30-14                          2.44-2.46          1,595,939               760,737
Golden Nugget
 2nd Lien Term Loan
 12-31-14                               3.69          2,025,000               324,000
Greektown Holdings LLC
 Debtor In Possession
 Delayed Draw Term Loan
 06-01-09                              16.75          6,382,955(k)          5,361,682
Greektown Holdings LLC
 Incremental Tranche B Term Loan
 12-03-12                               0.00            252,335(b)             46,682
Greektown Holdings LLC
 Tranche B Term Loan
 12-03-12                               0.00            348,951(b)             64,556
Green Valley Ranch Gaming LLC
 1st Lien Term Loan
 02-16-14                          3.14-4.00            802,091               339,220
Green Valley Ranch Gaming LLC
 2nd Lien Term Loan
 08-16-14                               3.71          1,400,000                84,000
Greenwood Racing
 Term Loan
 11-28-11                               2.68          1,001,938               851,647
Herbst Gaming
 Tranche B Delayed Draw Term Loan
 12-02-11                               0.00            801,223(b)            186,284
Herbst Gaming
 Tranche B Term Loan
 12-02-11                               0.00          1,373,719(b)            319,390
Motor City Casino
 Tranche B Term Loan
 07-13-12                               8.50          2,024,057             1,305,517
Penn Natl Gaming
 Tranche A Term Loan
 10-03-11                               1.68            376,744               357,436
Penn Natl Gaming
 Tranche B Term Loan
 10-03-12                          2.18-2.99            483,709               451,233
Seminole Tribe of Florida
 Tranche B1 Delayed Draw Term Loan
 03-05-14                               2.75            466,693               430,524
Seminole Tribe of Florida
 Tranche B2 Delayed Draw Term Loan
 03-05-14                               2.75          1,680,940             1,550,667
Seminole Tribe of Florida
 Tranche B3 Delayed Draw Term Loan
 03-05-14                               2.75          1,440,108             1,328,500
Venetian Casino Resort
 Delayed Draw Term Loan
 05-23-14                               2.18            390,912               240,802
Venetian Casino Resort
 Tranche B Term Loan
 05-23-14                               2.18          1,217,639               750,066
Venetian Macao
 Tranche B Term Loan
 05-27-13                               2.68          1,250,000               906,250
                                                                      ---------------
Total                                                                      17,454,905
-------------------------------------------------------------------------------------


GAS PIPELINES (0.6%)
Calumet Lubricants LP
 Credit Linked Deposit
 01-03-15                               1.02            195,402               125,057
Calumet Lubricants LP
 Term Loan
 01-03-15                               5.24          1,462,088               935,737
CGGVeritas
 Tranche B1 Term Loan
 01-12-14                          3.58-4.62          1,083,375               987,226
                                                                      ---------------
Total                                                                       2,048,020
-------------------------------------------------------------------------------------


HEALTH CARE (11.1%)
AGA Medical
 Tranche B Term Loan
 04-28-13                          2.46-3.69          1,695,797             1,441,428
AMN Healthcare Services
 Tranche B Term Loan
 11-02-11                               2.97            649,331               587,645
Biomet
 Term Loan
 03-25-15                          3.43-4.22          2,255,875             2,113,484
Capella Healthcare
 1st Lien Term Loan
 02-28-15                               5.75          1,113,750               996,806
Carestream Health
 1st Lien Term Loan
 04-30-13                               2.43          2,058,026             1,782,765
CHG Healthcare Services
 1st Lien Synthetic Letter of Credit
 12-20-12                               1.10            155,000               134,850
CHG Healthcare Services
 2nd Lien Term Loan
 12-20-13                               6.44            525,000               414,750
CHG Healthcare Services
 Term Loan
 12-20-12                               2.94            588,613               512,093
Community Health Systems
 Delayed Draw Term Loan
 07-25-14                               2.68            126,307               113,566
Community Health Systems
 Term Loan
 07-25-14                          2.68-3.51          2,475,847             2,226,108
DaVita
 Tranche B1 Term Loan
 10-05-12                          1.93-2.74          2,000,000             1,870,720


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
HEALTH CARE (CONT.)
Emdeon Business Services LLC
 1st Lien Term Loan
 11-18-13                          2.43-3.22%        $1,718,574            $1,559,606
Emdeon Business Services LLC
 2nd Lien Term Loan
 05-16-14                          5.43-6.22            975,000               799,500
Hanger Orthopedic Group
 Tranche B Term Loan
 05-26-13                               2.44          1,212,307             1,097,138
HCA
 Tranche B1 Term Loan
 11-18-13                               3.47          3,326,264             2,995,301
Health Management Associates
 Tranche B Term Loan
 02-28-14                               2.97          3,332,025             2,890,531
Healthcare Partners LLC
 Term Loan
 10-31-13                               2.18            683,292               585,923
IASIS Healthcare LLC
 Delayed Draw Term Loan
 03-14-14                               2.43            866,400               765,681
IASIS Healthcare LLC
 Synthetic Letter of Credit
 03-14-14                               0.34            226,460               200,134
IASIS Healthcare LLC
 Term Loan
 03-14-14                               2.43          2,504,032             2,212,939
Invacare
 Tranche B Term Loan
 02-12-13                          2.68-3.29            414,700               362,344
Inverness Medical
 1st Lien Term Loan
 06-26-14                          2.43-3.23          2,431,688             2,207,972
Life Technologies
 Tranche B Term Loan
 11-20-15                               5.25          1,268,625             1,262,815
LifePoint Hospitals
 Tranche B Term Loan
 04-16-12                               2.89          2,420,247             2,279,872
Natl Mentor Holdings
 Letter of Credit
 06-29-13                               0.31            481,282               331,281
Natl Mentor Holdings
 Tranche B Term Loan
 06-29-13                               3.22          2,454,396             1,689,435
Royalty Pharma Finance Trust
 Tranche B Term Loan
 04-16-13                               3.47          2,482,781             2,327,607
Select Medical
 Tranche B Term Loan
 02-24-12                          3.25-4.25          1,215,190             1,065,320
Skilled Healthcare Group
 1st Lien Term Loan
 06-15-12                          2.43-3.04            386,935               327,606
Stiefel Laboratories
 Delayed Draw Term Loan
 12-28-13                               3.39            378,642               369,176
Stiefel Laboratories
 Term Loan
 12-28-13                               3.39            968,981               944,757
Vanguard Health Systems
 Term Loan
 09-23-11                               2.68          2,099,338             1,978,626
                                                                      ---------------
Total                                                                      40,447,779
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (0.1%)
Rhodes Companies LLC
 1st Lien Pay-in-kind Term Loan
 11-21-10                               9.75            360,151(b,m,n)         72,030
Standard Pacific
 Tranche B Term Loan
 05-05-13                               3.00            855,000               438,897
                                                                      ---------------
Total                                                                         510,927
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (1.0%)
Quicksilver Resources
 2nd Lien Term Loan
 08-08-13                               7.75            832,826               743,988
Riverside Energy Center
 Term Loan
 06-24-11                               5.29          2,051,996             1,867,317
Rocky Mountain Energy Center LLC
 Credit Linked Deposit
 06-24-11                               0.94            179,534               163,376
Rocky Mountain Energy Center LLC
 Term Loan
 06-24-11                               5.29            939,875               855,286
                                                                      ---------------
Total                                                                       3,629,967
-------------------------------------------------------------------------------------


MEDIA CABLE (3.8%)
Bresnan Communications LLC
 Tranche B 1st Lien Term Loan
 06-30-13                          2.45-3.11            500,000               455,000
Cequel Communications LLC
 Term Loan
 11-05-13                          2.46-2.48          1,733,945             1,579,329
Charter Communications Operating LLC
 Term Loan
 TBD                                     TBD          1,500,000(g,j)        1,269,645
CSC Holdings
 Incremental Term Loan
 03-29-13                               2.20          2,798,680             2,585,280
DirecTV Holdings LLC
 Tranche B Term Loan
 04-13-13                               1.93          1,815,276             1,725,075
Discovery Communications
 Tranche B Term Loan
 05-14-14                               3.22          1,994,924             1,866,091
Insight Midwest Holdings LLC
 Tranche B Term Loan
 04-07-14                               2.50            646,129               588,624
MCC Iowa LLC
 Tranche D1 Term Loan
 01-31-15                               2.08            977,500               869,486
Mediacom Illinois LLC
 Tranche C Term Loan
 01-31-15                               1.83            977,500               870,386
NTL Telewest
 Tranche B10 Term Loan
 09-03-12                               4.60            394,622(c)            363,053
UPC Broadband Holding
 Tranche N Term Loan
 12-31-14                               2.32          1,000,000               902,500
Wave Division Holdings LLC
 Tranche B Term Loan
 06-30-14                          3.40-3.50            712,800               627,264
                                                                      ---------------
Total                                                                      13,701,733
-------------------------------------------------------------------------------------


MEDIA NON CABLE (7.4%)
Advanstar Communications
 1st Lien Term Loan
 06-02-14                               3.47            952,576               381,030
Advanstar Communications
 2nd Lien Term Loan
 11-28-14                               6.22          1,475,000               132,750
American Media Operations
 Term Loan
 01-30-13                              10.00            971,936               519,986
CanWest Mediaworks LP
 Tranche D Term Loan
 07-10-14                               3.26            680,059(b,c)          258,422
Cengage Learning Acquisitions
 Term Loan
 07-04-14                               2.93          1,221,899               895,041
Citadel Broadcasting
 Tranche B Term Loan
 06-12-14                          2.93-2.97          2,325,000               911,400
CMP Susquehanna
 Term Loan
 05-05-13                          2.47-2.50          2,887,462             1,232,946
Cumulus Media
 Term Loan
 06-11-14                               2.21          1,682,868               959,235
CW Media Holdings
 Tranche B Term Loan
 02-16-15                               4.47          2,758,000(c)          2,217,901
Emmis Operating
 Tranche B Term Loan
 11-01-13                          2.43-3.23            671,390               344,645
F&W Publications
 2nd Lien Term Loan
 02-05-13                               5.48          1,300,000                65,000
F&W Publications
 Term Loan
 08-05-12                               3.50          2,212,563               619,518
GateHouse Media
 Delayed Draw Term Loan
 08-28-14                          2.44-2.47            665,761               161,866
GateHouse Media
 Term Loan
 08-28-14                          2.44-2.72          3,759,239               913,984
Gray Television
 Tranche B Term Loan
 12-31-14                               4.00          2,567,693             1,014,239
Idearc
 Tranche B Term Loan
 11-17-14                               6.25            599,164(b)            230,079
Intelsat Jackson Holdings
 Term Loan
 02-01-14                          2.98-3.50          4,450,000             3,370,580


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
Intelsat
 Tranche B2A Term Loan
 01-03-14                               2.99%          $669,636              $611,759
Intelsat
 Tranche B2B Term Loan
 01-03-14                               2.99            669,432               611,573
Intelsat
 Tranche B2C Term Loan
 01-03-14                               2.99            669,432               611,573
Lodgenet Entertainment
 Term Loan
 04-04-14                          2.43-3.22            695,540               486,878
MediaNews Group
 Tranche C Term Loan
 08-02-13                               6.97            689,537(b)            120,669
Newsday LLC
 Term Loan
 08-01-13                               6.63          1,450,000             1,395,625
NextMedia Operating
 1st Lien Term Loan
 11-15-12                               6.25            178,356                85,611
NextMedia Operating
 2nd Lien Term Loan
 11-15-13                              11.25            505,089(m)             80,814
NextMedia Operating
 Delayed Draw Term Loan
 11-15-12                               6.25             79,269                38,049
Nielsen Finance LLC
 Term Loan
 08-09-13                               2.47          1,819,238             1,537,711
Penton Media
 1st Lien Term Loan
 02-01-13                          2.68-3.29            539,000               312,620
Penton Media
 2nd Lien Term Loan
 02-01-14                               6.04          1,700,000               198,339
Quebecor Media
 Tranche B Term Loan
 01-17-13                               3.13          1,841,887             1,602,442
Reader's Digest Assn
 Term Loan
 03-02-14                          3.27-3.33          1,592,500               541,450
Revolution Studios
 2nd Lien Term Loan
 06-21-15                               7.43            525,000               131,250
Revolution Studios
 Tranche B Term Loan
 12-21-14                               4.18            801,299               641,039
RH Donnelly
 Tranche D2 Term Loan
 06-30-11                               6.75            724,921(b)            483,522
Spanish Broadcasting System
 1st Lien Term Loan
 06-10-12                               2.97          3,407,563             1,192,647
Star Tribune
 2nd Lien Term Loan
 03-05-15                               0.00          2,100,000(b)             14,007
Tribune Company
 Tranche B Term Loan
 06-04-14                               5.25            587,263(b)            168,838
Van Wagner Communications LLC
 Delayed Draw Term Loan
 06-27-13                          3.43-5.99            275,800(m)            135,142
Van Wagner Communications LLC
 Tranche B Term Loan
 06-27-13                               3.43            389,000(m)            190,610
Yell Group
 Tranche B1 Term Loan
 10-29-12                               3.43          1,575,000               770,443
Zuffa LLC
 Term Loan
 06-19-15                               2.50            957,938               775,929
                                                                      ---------------
Total                                                                      26,967,162
-------------------------------------------------------------------------------------


METALS (1.6%)
Aleris Intl
 Debtor In Possession
 Term Loan
 TBD                                     TBD            291,450(g,j,k,l)      241,904
 02-12-10                              13.00            194,300(k)            161,269
Aleris Intl
 Pay-in-Kind
 Debtor In Possession
 Term Loan
 12-19-13                              12.50            521,371(k,n)          169,446
Aleris Intl
 Tranche C1 Term Loan
 12-19-13                               3.02            264,734(b)             15,884
 12-19-13                               4.25            370,010               118,403
Edgen Murray
 2nd Lien Term Loan
 05-11-15                               7.24          1,000,000               500,000
Edgen Murray
 Term Loan
 05-12-14                          3.20-3.99          2,136,938             1,356,955
Essar Steel Algoma
 Term Loan
 06-20-13                               2.93            685,662(c)            394,256
Mueller Group
 Tranche B Term Loan
 05-24-14                          2.18-2.97          1,530,434             1,243,478
Noranda Aluminum Acquisition
 Tranche B Term Loan
 05-18-14                               2.45            534,978               304,937
Novelis
 Term Loan
 07-06-14                               3.22          1,165,195               844,766
 07-06-14                               2.43            529,629(c)            383,981
                                                                      ---------------
Total                                                                       5,735,279
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.5%)
Dresser
 Tranche B Term Loan
 05-04-14                          2.68-3.49          1,675,676             1,438,283
Venoco
 2nd Lien Term Loan
 05-07-14                               5.25            389,104               243,190
                                                                      ---------------
Total                                                                       1,681,473
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.9%)
Ameritrade Holding
 Tranche B Term Loan
 12-31-12                               1.95            767,197               721,802
Asurion
 1st Lien Term Loan
 07-03-14                          3.47-4.24          2,950,000             2,573,874
JG Wentworth LLC
 1st Lien Term Loan
 04-04-14                               3.47          1,350,000(b)            125,996
                                                                      ---------------
Total                                                                       3,421,672
-------------------------------------------------------------------------------------


OTHER INDUSTRY (2.1%)
Alliance Laundry Systems LLC
 Term Loan
 01-27-12                          2.93-3.61          1,886,091             1,716,343
Blount
 Tranche B Term Loan
 08-09-10                          2.17-2.20          1,417,814             1,297,300
Education Management LLC
 Tranche C Term Loan
 06-01-13                               3.00            337,266               299,640
Lender Processing Services
 Tranche B Term Loan
 07-01-14                               2.93          2,664,912             2,544,992
Trimas LLC
 Tranche B Term Loan
 08-02-13                          2.69-3.32          1,754,552             1,473,823
Trimas LLC
 Tranche B1 Term Loan
 08-02-13                               2.40            551,863               463,565
                                                                      ---------------
Total                                                                       7,795,663
-------------------------------------------------------------------------------------


OTHER UTILITY (0.3%)
BRSP LLC
 Term Loan
 07-12-09                               5.55          1,265,950             1,012,760
-------------------------------------------------------------------------------------


PACKAGING (2.3%)
Berry Plastics Holding
 Tranche C Term Loan
 TBD                                     TBD            498,728(g,j)          365,178
 04-03-15                               2.47          1,994,911             1,460,715
BWay
 Tranche B Term Loan
 07-17-13                          3.44-3.69          1,011,599               849,743
Consolidated Container LLC
 1st Lien Term Loan
 03-28-14                               2.68            803,152               550,159
Crown Americas LLC
 Tranche B Term Loan
 11-15-12                               2.20            679,000               651,840
Graham Packaging LP
 Term Loan
 10-07-11                          2.69-2.75          1,117,639             1,008,669
Graphic Packaging Intl
 Incremental Term Loan
 05-16-14                          3.17-3.96          1,083,749               993,885
Graphic Packaging Intl
 Tranche B Term Loan
 05-16-14                          2.42-3.21          1,332,587             1,203,220


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
PACKAGING (CONT.)
SCA Packaging
 2nd Lien Term Loan
 03-08-15                               6.72%          $850,000              $119,000
Solo Cup
 Tranche B1 Term Loan
 02-27-11                          4.69-4.76          1,178,235             1,113,432
                                                                      ---------------
Total                                                                       8,315,841
-------------------------------------------------------------------------------------


PAPER (1.1%)
Georgia-Pacific LLC
 Tranche B Term Loan
 12-20-12                          2.43-3.29          3,155,688             2,930,845
Smurfit-Stone Container Enterprises
 Term Loan
 11-01-10                               4.50            879,385               598,923
Smurfit-Stone Container Enterprises
 Tranche B Term Loan
 11-01-11                               2.82             45,730                27,438
Smurfit-Stone Container Enterprises
 Tranche C Term Loan
 11-01-11                               2.69            129,953                88,507
Smurfit-Stone Container Enterprises
 Tranche C1 Term Loan
 11-01-11                               2.82            413,672               281,739
                                                                      ---------------
Total                                                                       3,927,452
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.0%)
Catalent Pharma Solutions
 Term Loan
 04-10-14                               2.68          2,409,587             1,622,447
Mylan
 Tranche B Term Loan
 10-02-14                          3.69-4.50          1,979,592             1,882,731
                                                                      ---------------
Total                                                                       3,505,178
-------------------------------------------------------------------------------------


RAILROADS (0.4%)
RailAmerica
 Term Loan
 TBD                                     TBD             89,680(g,j)           83,402
 08-14-09                               5.20          1,385,320             1,288,348
                                                                      ---------------
Total                                                                       1,371,750
-------------------------------------------------------------------------------------


REFINING (0.9%)
Alon USA Energy
 Term Loan
 08-05-13                          2.68-3.51          1,458,750               656,437
Big West Oil LLC
 Delayed Draw Term Loan
 05-15-14                               4.50          1,320,000             1,003,200
Big West Oil LLC
 Term Loan
 05-15-14                               4.50          1,050,000               798,000
Western Refining
 Term Loan
 05-30-14                               8.25          1,202,134               955,697
                                                                      ---------------
Total                                                                       3,413,334
-------------------------------------------------------------------------------------


RESTAURANTS (1.0%)
Arby's Restaurant Group
 Term Loan
 07-25-12                               6.75          1,180,922             1,090,380
Buffets
 1st Lien Term Loan
 04-24-12                              18.00            374,165               336,748
Buffets
 Letter of Credit
 11-01-13                               0.00            168,829(b)             15,195
Buffets
 Term Loan
 11-01-13                               0.00          1,222,241(b)            110,002
Buffets
 Tranche 2 Term Loan
 04-30-09                               0.00            587,591(b)             52,883
Buffets
 Tranche 3 Term Loan
 04-30-09                               0.00             58,540(b)              5,269
Dennys
 Credit Linked Deposit
 03-31-12                               0.41            178,833               159,162
Dennys
 Term Loan
 03-31-12                          2.50-4.44            610,591               543,426
El Pollo Loco
 Term Loan
 11-18-11                               2.93          1,189,607               904,101
OSI Restaurant Partners LLC
 Term Loan
 06-14-13                               1.14             60,732                40,083
 06-14-14                               2.75            711,368               469,503
                                                                      ---------------
Total                                                                       3,726,752
-------------------------------------------------------------------------------------


RETAILERS (3.1%)
David's Bridal
 Term Loan
 01-31-14                          2.43-3.22            442,708               367,448
General Nutrition Centers
 Term Loan
 09-16-13                          2.68-3.49          2,602,758             2,134,261
Gregg Appliances
 Term Loan
 07-25-13                          2.44-2.45            691,688               539,516
Lone Star Steakhouse & Saloon
 Term Loan
 07-06-14                               3.75            687,750               412,650
Orchard Supply Hardware LLC
 Term Loan
 12-21-13                               3.19          1,696,500             1,102,725
Pantry
 Delayed Draw Term Loan
 05-15-14                               1.93            218,655               192,417
Pantry
 Term Loan
 05-15-14                               1.93            759,495               668,356
Pep Boys-Manny Moe & Jack
 Term Loan
 10-27-13                               3.26          1,068,424               854,739
PETCO Animal Supplies
 Term Loan
 10-26-13                          2.68-3.47            764,650               679,583
Rent-A-Center
 Tranche B Term Loan
 06-30-12                          2.13-2.20            106,334                99,954
Sally Holdings LLC
 Tranche B Term Loan
 11-16-13                          2.68-3.47          2,207,548             1,978,514
Sports Authority
 Term Loan
 05-03-13                          2.68-3.47          3,185,561             1,353,863
Yankee Candle
 Term Loan
 02-06-14                          2.44-3.22          1,183,917               969,830
                                                                      ---------------
Total                                                                      11,353,856
-------------------------------------------------------------------------------------


SUPERMARKETS (0.5%)
Supervalu
 Tranche B Term Loan
 06-02-12                               1.67          2,059,863             1,913,963
-------------------------------------------------------------------------------------


TECHNOLOGY (4.1%)
Acxiom
 Term Loan
 09-15-12                          2.19-3.34          1,528,326             1,421,343
Affiliated Computer Services
 Tranche B Term Loan
 03-20-13                               2.44          2,366,884             2,236,705
BearingPoint
 Letter of Credit
 05-18-12                          4.00-5.22          1,317,464(b)          1,119,845
Brocade Communications Systems
 Term Loan
 10-07-13                               7.00            859,091               819,719
Freescale Semiconductor
 Term Loan
 11-29-13                               2.17          1,669,840               982,601
Infor Enterprise Solutions Holdings
 2nd Lien Term Loan
 03-02-14                               6.68            600,000               199,500
Infor Enterprise Solutions Holdings
 Delayed Draw Term Loan
 07-30-12                               4.18            334,286               247,371
Infor Enterprise Solutions Holdings
 Term Loan
 07-30-12                               4.18            640,714               474,129
Information Resources
 Term Loan
 05-16-14                          3.00-4.00          1,538,893             1,269,586
InfoUSA
 Term Loan
 02-14-12                               3.22            894,537               720,103
Metavante
 Term Loan
 11-01-14                               2.78          2,340,259             2,240,799
Sabre
 Term Loan
 09-30-14                          2.74-3.29            666,169               367,585
Sensata Technologies
 Term Loan
 04-27-13                          2.60-2.80          1,828,764             1,280,135


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
TECHNOLOGY (CONT.)
SunGard Data Systems
 Incremental Term Loan
 02-28-14                               6.75%          $748,775              $732,302
Verint Systems
 Term Loan
 05-25-14                               3.70          1,079,231               790,537
                                                                      ---------------
Total                                                                      14,902,260
-------------------------------------------------------------------------------------


TEXTILE (1.8%)
Hanesbrands
 Tranche A 1st Lien Term Loan
 09-05-12                               5.59          1,325,280             1,287,735
Levi Strauss & Co
 Term Loan
 03-27-14                               2.70          3,202,000             2,273,419
St. John Knits Intl
 Term Loan
 03-23-12                               9.00          1,835,529             1,193,094
William Carter
 Term Loan
 07-14-12                          1.93-2.54          1,884,054             1,775,721
                                                                      ---------------
Total                                                                       6,529,969
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.1%)
Hertz
 Letter of Credit
 12-21-12                               1.23            303,644               248,799
-------------------------------------------------------------------------------------


WIRELESS (3.0%)
Cellular South
 Delayed Draw Term Loan
 05-29-14                               2.19            592,336               544,949
Cellular South
 Term Loan
 05-29-14                          2.19-4.00          1,745,910             1,606,237
Cricket Communications
 Tranche B Term Loan
 06-16-13                               5.75            897,692               859,163
Crown Castle Operating
 Tranche B Term Loan
 03-06-14                               1.93          1,237,374             1,132,197
Hawaiian Telecom Communications
 Tranche C Term Loan
 05-30-14                               4.75            889,380               411,338
MetroPCS Wireless
 Tranche B Term Loan
 11-03-13                          2.69-3.31          2,571,584             2,396,922
Ntelos
 Tranche B1 Term Loan
 08-24-11                               2.68          1,738,760             1,656,169
PAETEC Holding
 Term Loan
 02-28-13                               2.93            615,826               509,085
Trilogy Intl Partners LLC
 Term Loan
 06-29-12                               4.72          4,000,000             1,800,000
                                                                      ---------------
Total                                                                      10,916,060
-------------------------------------------------------------------------------------


WIRELINES (1.8%)
Alaska Communications Systems Holdings
 Term Loan
 02-01-12                               2.97          1,567,875             1,425,794
Iowa Telecommunications Services
 Tranche B Term Loan
 11-23-11                          2.21-2.99          1,500,000             1,380,000
Time Warner Telecom Holdings
 Tranche B Term Loan
 01-07-13                               2.43          1,081,077               979,456
Windstream
 Tranche B1 Term Loan
 07-17-13                          1.95-2.62          2,922,938             2,717,806
                                                                      ---------------
Total                                                                       6,503,056
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $405,959,118)                                                     $308,819,812
-------------------------------------------------------------------------------------



BONDS (1.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (--%)
Residential Asset Securities
 Series 2007-KS3 Cl M1S
 04-25-37                               0.82%        $3,000,000(e)           $160,289
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (--%)(f)
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                               0.79            392,616(h)             73,515
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.4%)
Goodyear Tire & Rubber
 12-01-09                               6.32          1,000,000(e)            986,250
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.2%)
CPG Intl I
 Sr Unsecured
 07-01-12                               8.56          2,000,000(e)            900,000
-------------------------------------------------------------------------------------


CHEMICALS (0.1%)
Hexion US Finance/Nova Scotia Finance
 Sr Secured
 11-15-14                               5.74          1,000,000(e)            315,000
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.2%)
ESCO
 12-15-13                               5.20          1,000,000(d,e)          670,000
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.2%)
Universal City Florida Holding I/II
 Sr Nts
 05-01-10                               5.92          1,000,000(e)            620,000
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.2%)
Starwood Hotels & Resorts Worldwide
 Sr Unsecured
 10-15-14                               7.88            820,000(g)            789,537
-------------------------------------------------------------------------------------


METALS (0.2%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               5.00          1,000,000(e)            877,500
-------------------------------------------------------------------------------------


RESTAURANTS (0.1%)
Seminole Hard Rock Entertainment
 Sr Secured
 03-15-14                               3.82            675,000(d,e)          445,500
-------------------------------------------------------------------------------------


WIRELESS (0.2%)
iPCS
 Sr Secured
 05-01-13                               3.30          1,000,000(e)            810,000
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $12,562,969)                                                        $6,647,591
-------------------------------------------------------------------------------------





CLOSED-END FUNDS (0.9%)
ISSUER                                                 SHARES                VALUE(a)
Eaton Vance Senior Income Trust                         162,500              $690,625
Nuveen Floating Rate Income Fund                        100,000               660,000
Nuveen Floating Rate Income Opportunity Fund             99,600               645,408
Pioneer Floating Rate Trust                              75,000               611,250
Van Kampen Senior Income Trust                          182,500               527,425
-------------------------------------------------------------------------------------
TOTAL CLOSED-END FUNDS
(Cost: $4,984,285)                                                         $3,134,708
-------------------------------------------------------------------------------------



MONEY MARKET FUND (12.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%              47,190,554(o)        $47,190,554
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $47,190,554)                                                       $47,190,554
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $470,696,926)(p)                                                  $365,792,665
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2009.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2009, the value of foreign securities represented 1.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $1,115,500 or 0.3% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2009.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At April 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,494,283.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2009.

(i) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(k) The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(l) At April 30, 2009, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                                   UNFUNDED
     BORROWER                                                                     COMMITMENT
     ---------------------------------------------------------------------------------------
     Aleris Intl
       Debtor In Possession                                                        $283,212
     Golden Nugget
       1(st) Lien                                                                   103,030
     Lyondell Chemical
       Debtor In Possession                                                         171,358
     ---------------------------------------------------------------------------------------
     Total                                                                         $557,600
     ---------------------------------------------------------------------------------------


(m) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2009, was $1,485,727 representing 0.4% of net assets. Information concerning such security holdings at April 30, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     -------------------------------------------------------------------------
     GPX Intl Tire
       7.25-9.23% Tranche B Term Loan
       2012                               04-11-06 thru 04-09-09      $624,926
     Millenium Chemicals
       6.97% 2(nd) Lien Term Loan 2014    05-17-07 thru 10-23-08       929,898
     NextMedia Operating
       11.25% 2(nd) Lien Term Loan 2013   02-10-06 thru 04-17-09       509,843
     Plastech Engineered Products
       7.75% 1(st) Lien Term Loan 2013    02-12-07 thru 03-05-09       238,562
     Rhodes Companies LLC
       9.75% 1(st) Lien Term Loan 2010    02-10-06 thru 04-17-09       361,036
     Van Wagner Communications LLC
       3.43-5.99% Delayed Draw Term Loan
       2013                               07-28-06 thru 07-28-07       275,800
     Van Wagner Communications LLC
       3.43% Tranche B Term Loan 2013            10-02-08              265,872




--------------------------------------------------------------------------------
8  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

(n) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(o) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2009.

(p) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $470,697,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $3,278,000
     Unrealized depreciation                                                     (108,182,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(104,904,000)
     ----------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                 FAIR VALUE AT APRIL 30, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $50,325,262      $315,307,114      $160,289      $365,792,665


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of July 31, 2008                                                     $2,606,455
  Accrued discounts/premiums                                                            --
  Realized gain (loss)                                                          (1,781,193)
  Change in unrealized appreciation (depreciation)                                 553,465
  Net purchases (sales)                                                         (2,325,228)
  Transfers in and/or out of Level 3                                             1,106,790
--------------------------------------------------------------------------------------------
Balance as of April 30, 2009                                                      $160,289
--------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
9  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE INCOME OPPORTUNITIES FUND

                                AT APRIL 30, 2009



APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (83.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (0.2%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15%        $1,000,000(d)           $974,146
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (--%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               0.94            866,723(i)             94,002
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (1.3%)
Alion Science and Technology
 02-01-15                              10.25          1,780,000               427,200
L-3 Communications
 07-15-13                               6.13            320,000               307,200
 01-15-15                               5.88            550,000               503,250
L-3 Communications
 Series B
 10-15-15                               6.38          2,340,000             2,217,150
Moog
 Sr Sub Nts
 06-15-18                               7.25            730,000(d)            676,163
TransDigm
 07-15-14                               7.75          1,600,000             1,564,000
                                                                      ---------------
Total                                                                       5,694,963
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.4%)
Gibraltar Inds
 Series B
 12-01-15                               8.00          1,785,000             1,062,075
Norcraft Companies LP/Finance
 11-01-11                               9.00            732,000               666,120
                                                                      ---------------
Total                                                                       1,728,195
-------------------------------------------------------------------------------------


CHEMICALS (3.0%)
Chemtura
 06-01-16                               6.88          4,181,000(b)          2,132,310
INVISTA
 Sr Unsecured
 05-01-12                               9.25          6,780,000(d)          6,152,850
Nova Chemicals
 Sr Unsecured
 11-15-13                               5.72          6,220,000(c,i)        4,882,700
                                                                      ---------------
Total                                                                      13,167,860
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.8%)
Terex
 01-15-14                               7.38          2,230,000             1,973,550
United Rentals North America
 02-15-12                               6.50          1,795,000(j)          1,606,525
                                                                      ---------------
Total                                                                       3,580,075
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (1.9%)
Jarden
 05-01-17                               7.50          2,930,000             2,622,350
Jarden
 Sr Unsecured
 05-01-16                               8.00            400,000(e)            390,000
 05-01-16                               8.00          2,325,000             2,266,875
Sealy Mattress
 06-15-14                               8.25            650,000               432,250
Visant
 10-01-12                               7.63          2,220,000             2,153,400
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25            560,000               522,200
                                                                      ---------------
Total                                                                       8,387,075
-------------------------------------------------------------------------------------


ELECTRIC (6.9%)
Aquila Canada Finance
 06-15-11                               7.75          2,060,000(c)          2,043,067
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38          1,329,000(j)          1,063,200
 05-15-18                               7.13            820,000               500,200
Energy Future Holdings
 11-01-17                              10.88          2,931,000(j)          2,000,408
IPALCO Enterprises
 Sr Secured
 11-14-11                               8.63          5,495,000             5,522,474
 04-01-16                               7.25            340,000(d)            317,900
KCP&L Greater Missouri Operations
 Sr Unsecured
 07-01-12                              11.88          2,220,000             2,331,000
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56          4,445,311             4,234,158
NiSource Finance
 07-15-14                               5.40          1,725,000             1,494,459
 01-15-19                               6.80          3,075,000             2,666,741
 09-15-20                               5.45          1,550,000             1,198,324
NRG Energy
 02-01-14                               7.25          1,580,000             1,524,700
 02-01-16                               7.38          3,525,000             3,392,813
 01-15-17                               7.38          1,030,000               983,650
Oncor Electric Delivery
 Sr Secured
 09-01-18                               6.80            775,000(d)            770,975
Salton Sea Funding
 Sr Secured Series C
 05-30-10                               7.84            100,935               101,180
                                                                      ---------------
Total                                                                      30,145,249
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.8%)
AMC Entertainment
 02-01-16                              11.00          1,425,000             1,396,500
AMC Entertainment
 Sr Sub Nts
 03-01-14                               8.00          2,190,000             2,003,850
                                                                      ---------------
Total                                                                       3,400,350
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (2.6%)
Aramark
 02-01-15                               8.50          2,500,000(j)          2,387,500
ASG Consolidated LLC/Finance
 Sr Disc Nts
 11-01-11                              11.50          3,637,000             3,109,635
Constellation Brands
 12-15-14                               8.38            261,000               264,263
 09-01-16                               7.25            448,000               432,320
 05-15-17                               7.25            447,000(j)            431,355
Cott Beverages USA
 12-15-11                               8.00          4,089,000             3,025,860
JBS USA LLC
 Sr Nts
 05-01-14                              11.63          1,000,000(d)            950,000
Michael Foods
 11-15-13                               8.00            655,000               618,975
                                                                      ---------------
Total                                                                      11,219,908
-------------------------------------------------------------------------------------


GAMING (4.5%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13          2,450,000             1,788,500
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13          5,215,000             3,774,356


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAMING (CONT.)
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88%        $1,410,000(d)         $1,015,200
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00          1,143,000(d)            631,508
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          3,046,000(d)          2,817,550
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25          3,430,000             2,418,150
Seneca Gaming
 Sr Unsecured Series B
 05-01-12                               7.25          1,590,000             1,120,950
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          7,210,000(d)          3,893,400
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00          2,890,000(d)          2,485,400
                                                                      ---------------
Total                                                                      19,945,014
-------------------------------------------------------------------------------------


GAS PIPELINES (4.6%)
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            553,000               549,430
Copano Energy Finance LLC
 06-01-18                               7.75            515,000(d)            442,900
El Paso
 Sr Unsecured
 12-12-13                              12.00            805,000               869,400
 06-15-14                               6.88            255,000               241,688
 02-15-16                               8.25          1,200,000             1,176,000
 06-15-17                               7.00          2,000,000(j)          1,796,874
SONAT
 Sr Unsecured
 02-01-18                               7.00            675,000               597,200
Southern Star Central
 Sr Nts
 03-01-16                               6.75          3,462,000             3,063,870
 03-01-16                               6.75          3,600,000(d)          3,177,000
Tennessee Gas Pipeline
 Sr Nts
 02-01-16                               8.00          1,690,000(d,j)        1,723,800
Williams Companies
 Sr Unsecured
 01-15-20                               8.75            970,000(d)            999,100
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          5,971,000             5,403,756
                                                                      ---------------
Total                                                                      20,041,018
-------------------------------------------------------------------------------------


HEALTH CARE (6.8%)
Biomet
 Pay-in-kind
 10-15-17                              10.38          3,250,000(g)          3,128,125
Community Health Systems
 07-15-15                               8.88          2,965,000             2,950,175
DaVita
 03-15-13                               6.63          2,600,000             2,554,500
 03-15-15                               7.25          1,000,000               977,500
HCA
 Sr Secured
 11-15-16                               9.25          1,500,000             1,485,000
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63          7,836,000(g)          7,267,890
IASIS Healthcare LLC/Capital
 06-15-14                               8.75          1,610,000             1,581,825
Omnicare
 12-15-13                               6.75          1,900,000             1,800,250
 12-15-15                               6.88          4,904,000             4,597,500
Select Medical
 02-01-15                               7.63          4,680,000             3,556,800
                                                                      ---------------
Total                                                                      29,899,565
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.4%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30            895,000               657,831
 03-15-17                               5.95          1,985,000             1,270,712
                                                                      ---------------
Total                                                                       1,928,543
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (1.4%)
K Hovnanian Enterprises
 Sr Secured
 05-01-13                              11.50          2,683,000             2,307,380
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                               9.75            108,000                87,480
Ryland Group
 Sr Unsecured
 05-15-17                               8.40          1,955,000(e)          1,916,017
Toll Brothers Finance
 10-15-17                               8.91          1,990,000(j)          2,000,414
William Lyon Homes
 02-15-14                               7.50            340,000                54,400
                                                                      ---------------
Total                                                                       6,365,691
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.3%)
Starwood Hotels & Resorts Worldwide
 Sr Unsecured
 10-15-14                               7.88          1,175,000(e)          1,131,349
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (7.7%)
Chesapeake Energy
 08-15-14                               7.00            910,000               839,475
 06-15-15                               6.38          1,000,000(j)            882,500
 01-15-16                               6.63          1,100,000               979,000
 01-15-16                               6.88            378,000               335,948
 08-15-17                               6.50          2,285,000             1,959,388
 01-15-18                               6.25            355,000               299,088
Connacher Oil and Gas
 Secured
 12-15-15                              10.25          1,572,000(c,d)          699,540
Denbury Resources
 12-15-15                               7.50          1,685,000             1,579,688
 03-01-16                               9.75          1,005,000             1,020,075
EXCO Resources
 01-15-11                               7.25          4,363,000             3,686,734
Forest Oil
 Sr Nts
 02-15-14                               8.50          2,000,000(d)          1,940,000
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          3,635,000(d)          2,962,525
 06-01-16                               9.00          2,000,000(d)          1,710,000
KCS Energy
 04-01-12                               7.13          2,410,000             2,247,325
PetroHawk Energy
 07-15-13                               9.13            310,000               303,800
 06-01-15                               7.88            320,000(d)            300,800
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50            600,000(d)            603,000
Quicksilver Resources
 08-01-15                               8.25          5,330,000             4,237,349
Range Resources
 03-15-15                               6.38            550,000               514,250
 05-15-16                               7.50          1,115,000             1,087,125
 05-01-18                               7.25            395,000(j)            369,325
SandRidge Energy
 06-01-18                               8.00          3,810,000(d)          3,314,699
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63          2,610,000(g)          2,114,100
                                                                      ---------------
Total                                                                      33,985,734
-------------------------------------------------------------------------------------


MEDIA CABLE (4.9%)
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                              10.00          1,619,000(d)          1,521,860
 04-30-14                               8.38          4,601,000(d)          4,186,910
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50          1,900,000(d)          1,938,000
 06-15-15                               8.50          1,690,000(d)          1,706,900
 02-15-19                               8.63          1,100,000(d)          1,119,250
DIRECTV Holdings LLC/Financing
 06-15-15                               6.38            710,000               679,825
 05-15-16                               7.63          1,775,000             1,757,250
Mediacom Broadband LLC
 Sr Unsecured
 10-15-15                               8.50            755,000               709,700
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50            945,000               926,100
Time Warner Cable
 04-01-19                               8.25          2,075,000             2,293,207
Videotron
 04-15-18                               9.13          1,300,000(c,d)        1,350,375
 04-15-18                               9.13          1,125,000(c)          1,168,594
Virgin Media Finance
 04-15-14                               8.75          1,640,000(c)          1,623,600
 08-15-16                               9.13            400,000(c)            388,000
                                                                      ---------------
Total                                                                      21,369,571
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


MEDIA NON CABLE (9.4%)
DigitalGlobe
 05-01-14                              10.50%        $2,000,000(d)         $1,995,000
DISH DBS
 10-01-14                               6.63            800,000               744,000
 02-01-16                               7.13          5,510,000             5,151,849
Intelsat Subsidiary Holding
 01-15-15                               8.88          2,755,000(c,d)        2,727,450
Intelsat Subsidiary Holding
 Sr Unsecured
 01-15-15                               8.88          1,850,000(c,d,j)      1,831,500
Lamar Media
 08-15-15                               6.63            573,000               449,805
Lamar Media
 Series C
 08-15-15                               6.63          1,925,000             1,472,625
Lamar Media
 Sr Nts
 04-01-14                               9.75          6,310,000(d)          6,294,224
LBI Media
 Sr Sub Nts
 08-01-17                               8.50            220,000(d)             63,800
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70          2,390,000             2,007,624
Nielsen Finance LLC
 08-01-14                              10.00          5,115,000             4,808,100
Nielsen Finance LLC
 Sr Nts
 02-01-14                              11.63          1,315,000(d)          1,295,275
 05-01-16                              11.50          2,500,000(d,e)        2,375,000
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75          7,955,000(c)          6,642,425
Rainbow Natl Services LLC
 09-01-12                               8.75          1,500,000(d)          1,530,000
 09-01-14                              10.38            155,000(d)            161,200
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13            875,000               658,955
Salem Communications Holding
 12-15-10                               7.75          4,015,000             1,214,538
                                                                      ---------------
Total                                                                      41,423,370
-------------------------------------------------------------------------------------


METALS (1.3%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               5.00          2,000,000(i,j)        1,755,000
 04-01-15                               8.25          1,670,000(j)          1,644,950
 04-01-17                               8.38          1,480,000             1,450,400
Peabody Energy
 11-01-16                               7.38            620,000(j)            606,050
Peabody Energy
 Series B
 03-15-13                               6.88            395,000(j)            387,100
                                                                      ---------------
Total                                                                       5,843,500
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.7%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88          1,000,000               852,500
 10-25-11                               7.25          2,800,000(j)          2,296,151
                                                                      ---------------
Total                                                                       3,148,651
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.6%)
Helix Energy Solutions Group
 01-15-16                               9.50          3,490,000(d)          2,477,900
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (1.0%)
Cardtronics
 08-15-13                               9.25          2,130,000             1,538,925
Cardtronics
 Series B
 08-15-13                               9.25          3,735,000             2,698,538
                                                                      ---------------
Total                                                                       4,237,463
-------------------------------------------------------------------------------------


OTHER INDUSTRY (1.2%)
Chart Inds
 Sr Sub Nts
 10-15-15                               9.13          4,825,000             3,763,500
Lender Processing Services
 07-01-16                               8.13          1,539,000(j)          1,523,610
                                                                      ---------------
Total                                                                       5,287,110
-------------------------------------------------------------------------------------


PACKAGING (1.2%)
Crown Americas LLC/Capital
 11-15-13                               7.63          1,500,000             1,515,000
Crown Cork & Seal
 Sr Unsecured
 04-15-23                               8.00          1,000,000               920,000
Greif
 02-01-17                               6.75          1,800,000             1,665,000
Owens-Brockway Glass Container
 05-15-13                               8.25          1,000,000             1,015,000
                                                                      ---------------
Total                                                                       5,115,000
-------------------------------------------------------------------------------------


PAPER (2.8%)
Boise Cascade LLC
 10-15-14                               7.13          2,064,000               913,320
Georgia-Pacific LLC
 06-15-15                               7.70          3,445,000(j)          3,238,300
 05-01-16                               8.25          2,175,000(d)          2,175,000
 01-15-17                               7.13            898,000(d)            848,610
Georgia-Pacific LLC
 Sr Unsecured
 05-15-11                               8.13          2,320,000(j)          2,325,800
NewPage
 Sr Secured
 05-01-12                              10.00          3,945,000             1,854,150
Norampac Inds
 06-01-13                               6.75          1,006,000(c)            704,200
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00          1,815,000(b,k)          390,225
                                                                      ---------------
Total                                                                      12,449,605
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.5%)
Warner Chilcott
 02-01-15                               8.75          2,075,000             2,038,688
-------------------------------------------------------------------------------------


RAILROADS (1.0%)
Kansas City Southern Railway
 06-01-15                               8.00          5,030,000(j)          4,350,950
-------------------------------------------------------------------------------------


RETAILERS (0.5%)
Neiman Marcus Group
 Pay-in-kind
 10-15-15                               9.00          3,600,000(g)          1,980,000
-------------------------------------------------------------------------------------


TECHNOLOGY (3.0%)
Communications & Power Inds
 02-01-12                               8.00          5,300,000             4,862,750
CPI Intl
 Sr Unsecured
 02-01-15                               7.38            246,000(i)            221,400
Seagate Technology
 05-01-14                              10.00          1,980,000(c,d,e)      1,941,901
SS&C Technologies
 12-01-13                              11.75          2,645,000             2,354,050
SunGard Data Systems
 08-15-13                               9.13          3,845,000             3,671,975
                                                                      ---------------
Total                                                                      13,052,076
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.7%)
Erac USA Finance
 10-15-17                               6.38          3,985,000(d)          2,921,305
-------------------------------------------------------------------------------------


WIRELESS (5.6%)
CC Holdings GS V LLC
 Sr Secured
 05-01-17                               7.75          3,500,000(d)          3,535,000
Centennial Cellular Operating/Communications
 06-15-13                              10.13          1,870,000             1,940,125
Centennial Communications/Cellular Operating LLC/Puerto Rico Operations
 Sr Unsecured
 02-01-14                               8.13            435,000               451,313
Cricket Communications
 11-01-14                               9.38          1,200,000(j)          1,188,000
 07-15-15                              10.00          1,170,000(d)          1,167,075
Crown Castle Intl
 Sr Unsecured
 01-15-15                               9.00          2,700,000(j)          2,754,000
MetroPCS Wireless
 11-01-14                               9.25          2,080,000(j)          2,082,600
MetroPCS Wireless
 Sr Nts
 11-01-14                               9.25          1,580,000(d)          1,574,075
Nextel Communications
 Series D
 08-01-15                               7.38          8,465,000             6,041,893
Sprint Capital
 01-30-11                               7.63            879,000               847,136
 03-15-12                               8.38          3,125,000             2,996,094
                                                                      ---------------
Total                                                                      24,577,311
-------------------------------------------------------------------------------------


WIRELINES (5.8%)
Cincinnati Bell
 07-15-13                               7.25            685,000               676,438
 01-15-14                               8.38            520,000               513,500
 02-15-15                               7.00          1,585,000             1,505,750


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Frontier Communications
 Sr Unsecured
 05-01-14                               8.25%        $2,050,000            $2,014,125
 03-15-19                               7.13          2,620,000             2,305,600
Level 3 Financing
 11-01-14                               9.25          1,500,000             1,201,875
 02-15-17                               8.75          2,500,000             1,775,000
Qwest
 Sr Unsecured
 03-15-12                               8.88          1,170,000             1,187,550
 10-01-14                               7.50          1,625,000             1,568,125
 06-15-15                               7.63          1,890,000             1,790,775
 05-01-16                               8.38          3,000,000(d)          2,988,750
Time Warner Telecom Holdings
 02-15-14                               9.25          3,380,000             3,388,450
Valor Telecommunications Enterprises Finance
 02-15-15                               7.75          3,590,000             3,536,150
Windstream
 08-01-16                               8.63          1,145,000             1,139,275
                                                                      ---------------
Total                                                                      25,591,363
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $374,388,400)                                                     $367,552,600
-------------------------------------------------------------------------------------



SENIOR LOANS (9.9%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.8%)
Alion Science and Technology
 Term Loan
 TBD                                     TBD         $2,190,000(e,m)       $1,314,000
 02-06-13                               9.50%         3,746,324             2,247,795
                                                                      ---------------
Total                                                                       3,561,795
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.2%)
Lear
 Term Loan
 TBD                                     TBD          2,600,000(e,m)        1,085,500
-------------------------------------------------------------------------------------


CHEMICALS (1.1%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 TBD                                     TBD          4,082,321(e,m)        1,987,600
 05-05-13                               3.50          4,043,454             1,968,677
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 TBD                                     TBD            886,796(e,m)          431,763
 05-05-13                               3.50            828,192               403,230
                                                                      ---------------
Total                                                                       4,791,270
-------------------------------------------------------------------------------------


ELECTRIC (1.0%)
Energy Future Holdings
 Tranche B3 Term Loan
 TBD                                     TBD          2,000,000(e,m)        1,351,120
 10-10-14                          3.93-3.97          4,488,608             3,032,324
                                                                      ---------------
Total                                                                       4,383,444
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.1%)
AMC Entertainment Holdings
 Pay-in-kind Term Loan
 06-13-12                               6.32            554,486(g)            341,009
-------------------------------------------------------------------------------------


GAMING (0.3%)
Fontainebleau Las Vegas LLC
 Delayed Draw Term Loan
 06-06-14                               3.69            303,880(b)             37,681
Fontainebleau Las Vegas LLC
 Term Loan
 06-06-14                               4.53            607,758(b)             75,362
Great Lakes Gaming of Michigan LLC
 Term Loan
 08-15-12                               9.00          1,303,216(h)          1,062,773
                                                                      ---------------
Total                                                                       1,175,816
-------------------------------------------------------------------------------------


MEDIA CABLE (0.2%)
Charter Communications Operating LLC
 Incremental Term Loan
 TBD                                     TBD          1,000,000(e,m)          846,430
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.9%)
Dex Media West LLC
 Tranche B Term Loan
 TBD                                     TBD          2,400,000(e,m)        1,609,704
 10-24-14                               7.00          3,320,000             2,226,757
                                                                      ---------------
Total                                                                       3,836,461
-------------------------------------------------------------------------------------


METALS (0.9%)
Noranda Aluminum Acquisition
 Tranche B Term Loan
 TBD                                     TBD          3,655,000(e,m)        2,083,350
 05-18-14                               2.45          1,026,815               585,285
Novelis
 Term Loan
 07-06-14                          2.43-3.22          1,994,937(c)          1,446,329
                                                                      ---------------
Total                                                                       4,114,964
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.9%)
Dresser
 2nd Lien Term Loan
 TBD                                     TBD          4,600,000(e,m)        2,591,318
 05-04-15                               6.99          2,230,000             1,256,226
                                                                      ---------------
Total                                                                       3,847,544
-------------------------------------------------------------------------------------


PAPER (0.7%)
NewPage
 Term Loan
 TBD                                     TBD            740,509(e,m)          572,043
 11-05-14                          4.25-5.00          3,455,711             2,669,537
                                                                      ---------------
Total                                                                       3,241,580
-------------------------------------------------------------------------------------


RETAILERS (0.4%)
Toys "R" Us
 Tranche B Term Loan
 07-19-12                               4.70          2,250,000             1,763,438
-------------------------------------------------------------------------------------


TECHNOLOGY (0.8%)
Flextronics Intl
 Tranche A Term Loan
 10-01-14                          2.67-3.46          2,169,493(c)          1,652,438
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
 10-01-14                               3.38            623,418(c)            474,839
Flextronics Intl
 Tranche A2 Delayed Draw Term Loan
 10-01-14                               2.68          1,994,950(c)          1,519,493
                                                                      ---------------
Total                                                                       3,646,770
-------------------------------------------------------------------------------------


WIRELINES (1.6%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD          3,090,000(e,m)        1,556,587
 03-31-15                               5.75          3,491,316             1,758,750
Level 3 Communications
 Tranche A Term Loan
 03-13-14                          2.71-3.39          3,225,000             2,573,969
Level 3 Communications
 Tranche B Term Loan
 03-13-14                              11.50          1,000,000             1,015,000
                                                                      ---------------
Total                                                                       6,904,306
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $43,487,163)                                                       $43,540,327
-------------------------------------------------------------------------------------





MONEY MARKET FUND (7.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%              31,727,983(n)        $31,727,983
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $31,727,983)                                                       $31,727,983
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (3.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     16,682,340           $16,682,340
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED
  FOR SECURITIES ON LOAN
(Cost: $16,682,340)                                                       $16,682,340
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $466,285,886)(o)                                                  $459,503,250
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2009.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2009, the value of foreign securities represented 7.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $88,284,816 or 20.1% of net assets.

(e) At April 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $22,292,895.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2009, was $1,062,773 representing 0.2% of net assets. Information concerning such security holdings at April 30, 2009, is as follows:

                                                                       ACQUISITION
     SECURITY                                                             DATES                 COST
     --------------------------------------------------------------------------------------------------
     Great Lakes Gaming of Michigan LLC
       9.00% Term Loan 2012                                      03-01-07 thru 09-15-07      $1,286,728


(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2009.

(j)  At April 30, 2009, security was partially or fully on loan.

(k)  This position is in bankruptcy.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(n) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2009.

(o) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $466,286,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $19,030,000
     Unrealized depreciation                                                     (25,813,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(6,783,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
5 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                    FAIR VALUE AT APRIL 30, 2009
                                                     ----------------------------------------------------------
                                                          LEVEL 1         LEVEL 2
                                                       QUOTED PRICES       OTHER        LEVEL 3
                                                         IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                               $48,410,322    $410,030,155   $1,062,773   $459,503,250


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of July 31, 2008                                                     $2,247,182
  Accrued discounts/premiums                                                         3,857
  Realized gain (loss)                                                              25,660
  Change in unrealized appreciation (depreciation)                                (229,095)
  Net purchases (sales)                                                           (268,910)
  Transfers in and/or out of Level 3                                              (715,921)
--------------------------------------------------------------------------------------------
Balance as of April 30, 2009                                                    $1,062,773
--------------------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND

                                AT APRIL 30, 2009



APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (104.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (103.2%)
Federal Home Loan Mtge Corp
 Sub Nts
 12-14-18                            5.00%           $15,475,000          $14,648,975
U.S. Treasury
 04-30-16                            2.63             33,000,000(i)        32,855,625
 08-15-28                            5.50             13,660,000           16,187,100
U.S. Treasury Inflation-Indexed Bond
 04-15-11                            2.38             61,995,040(b)        63,303,159
 01-15-12                            3.38             38,592,686(b)        40,915,095
 07-15-12                            3.00             13,487,057(b)        14,239,567
 01-15-14                            2.00             65,608,148(b)        66,847,413
 07-15-14                            2.00             30,107,928(b,c)      30,743,243
 01-15-15                            1.63             42,199,198(b)        41,995,382
 01-15-16                            2.00             26,349,125(b,c)      26,814,498
 01-15-17                            2.38             82,894,704(b)        86,769,290
 01-15-18                            1.63             29,368,300(b,c)      29,226,364
 07-15-18                            1.38             35,418,600(b,c)      34,539,102
 01-15-26                            2.00             47,032,920(b,c,e)    44,041,575
 01-15-27                            2.38             35,027,339(b)        34,584,485
 04-15-28                            3.63             42,329,204(b)        48,871,971
 04-15-29                            3.88             34,638,362(b)        41,594,451
                                                                      ---------------
Total                                                                     668,177,295
-------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES (1.1%)
Credit Based Asset Servicing and Securitization LLC
 Series 2007-CB4 Cl A1A
 04-25-37                            0.53              3,177,696(h)         2,096,032
Novistar Home Equity Loan
 Series 2007-2 Cl A2A
 09-25-37                            0.53              2,423,561(h)         1,985,152
Structured Asset Securities Corp
 Collateralized Mtge Obligation
 Series 2006-NC1 Cl A6
 05-25-36                            0.49              3,404,631(g)         3,136,640
                                                                      ---------------
Total                                                                       7,217,824
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (0.5%)(f)
Crown Castle Towers LLC
 Series 2005-1A Cl AFX
 06-15-35                            4.64              3,425,000(d)         3,322,250
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $682,984,041)                                                     $678,717,369
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%              19,169,742(j)        $19,169,742
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $19,169,742)                                                       $19,169,742
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (4.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     31,204,111           $31,204,111
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $31,204,111)                                                       $31,204,111
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $733,357,894)(k)                                                  $729,091,222
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION/
CONTRACT DESCRIPTION                            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 10-year                         (162)         $(19,591,875)      June 2009             $13,921



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2009.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)  At April 30, 2009, security was partially or fully on loan.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $3,322,250 or 0.5% of net assets.

(e) At April 30, 2009, investments in securities included securities valued at $1,666,525 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.


--------------------------------------------------------------------------------
1 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2009.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2009.

(i) At April 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $32,847,666.

(j) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2009.

(k) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $733,358,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $4,780,000
     Unrealized depreciation                                                      (9,047,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(4,267,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                 FAIR VALUE AT APRIL 30, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $66,560,953      $662,530,269         $--        $729,091,222
Other financial instruments*                           13,921                --          --              13,921
---------------------------------------------------------------------------------------------------------------
Total                                             $66,574,874      $662,530,269         $--        $729,105,143
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     RIVERSOURCE LIMITED DURATION BOND FUND

                                AT APRIL 30, 2009



APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (100.5%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (6.9%)
U.S. Treasury
 03-31-11                             0.88%          $5,325,000(i,j)       $5,325,000
 04-30-11                             0.88            6,015,000(j)          6,009,827
                                                                      ---------------
Total                                                                      11,334,827
-------------------------------------------------------------------------------------


ASSET-BACKED (--%)
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                             6.31               75,000(k)              5,446
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                             6.66               50,000(k)              3,155
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                             7.01               70,000(k)              3,845
                                                                      ---------------
Total                                                                          12,446
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (--%)(f)
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                             0.00            3,373,469(b,g,l)             --
-------------------------------------------------------------------------------------


BANKING (4.1%)
American Express Bank
 Sr Unsecured
 10-17-12                             5.55              800,000               763,967
Bank of America
 Sr Unsecured
 01-15-13                             4.88              800,000               732,155
Citigroup
 Sr Unsecured
 02-14-11                             5.13            1,440,000             1,349,233
Goldman Sach Group
 Sr Unsecured
 11-01-12                             5.45              800,000               800,570
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                             5.63              615,000               422,228
Merrill Lynch & Co
 Sr Unsecured
 08-15-12                             6.05              800,000               735,826
Morgan Stanley
 Sr Unsecured
 04-01-12                             6.60              800,000               813,920
Wachovia
 Sr Unsecured
 05-01-13                             5.50            1,095,000             1,073,519
Wells Fargo & Co
 Sr Unsecured
 12-11-17                             5.63                5,000                 4,662
                                                                      ---------------
Total                                                                       6,696,080
-------------------------------------------------------------------------------------


BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                             6.88               45,000(b,e,k)          6,694
 05-02-18                             6.88              395,000(b,k)           58,756
                                                                      ---------------
Total                                                                          65,450
-------------------------------------------------------------------------------------


CHEMICALS (0.6%)
Nalco
 11-15-13                             8.88            1,000,000             1,005,000
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (--%)
Clorox
 Sr Unsecured
 10-15-12                             5.45               50,000                52,053
-------------------------------------------------------------------------------------


ELECTRIC (21.1%)
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                             7.00            1,160,000             1,225,234
Cleveland Electric Illuminating
 Sr Unsecured
 12-15-13                             5.65            2,000,000             1,964,854
Consumers Energy
 1st Mtge Series D
 04-15-13                             5.38            1,020,000             1,035,657
Detroit Edison
 10-01-13                             6.40              285,000               304,168
Dominion Resources
 Sr Nts
 01-15-19                             8.88            2,545,000             2,949,609
DTE Energy
 Sr Unsecured
 06-01-11                             7.05            2,278,000             2,340,531
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                             7.38              320,000               331,866
Duke Energy
 Sr Unsecured
 02-01-14                             6.30            2,000,000             2,109,086
Exelon
 Sr Unsecured
 06-15-10                             4.45            3,145,000             3,108,879
FirstEnergy
 Sr Unsecured Series B
 11-15-11                             6.45              125,000               128,580
Indiana Michigan Power
 Sr Unsecured
 11-01-12                             6.38            2,500,000             2,607,655
NiSource Finance
 03-01-13                             6.15            2,685,000             2,486,391
Northern States Power
 1st Mtge Series B
 08-28-12                             8.00            1,500,000             1,680,143
Northern States Power
 Sr Unsecured
 08-01-09                             6.88               70,000                70,469
Ohio Edison
 Sr Unsecured
 05-01-15                             5.45            1,700,000             1,563,187
Oncor Electric Delivery
 Sr Secured
 05-01-12                             6.38            3,000,000             3,051,539
PacifiCorp
 1st Mtge
 09-15-13                             5.45              200,000               211,974
Portland General Electric
 03-15-10                             7.88              155,000               156,849
PPL Electric Utilities
 1st Mtge
 11-30-13                             7.13            2,395,000             2,662,893
Progress Energy
 Sr Unsecured
 03-15-14                             6.05            2,160,000             2,252,772
Sierra Pacific Power
 09-01-13                             5.45            2,600,000             2,571,166
                                                                      ---------------
Total                                                                      34,813,502
-------------------------------------------------------------------------------------


ENVIRONMENTAL (1.2%)
Waste Management
 11-15-12                             6.38            2,000,000             2,037,788
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


FOOD AND BEVERAGE (11.9%)
Anheuser-Busch InBev Worldwide
 01-15-14                             7.20%          $2,600,000(d)         $2,710,586
ConAgra Foods
 04-15-14                             5.88            2,000,000             2,076,638
ConAgra Foods
 Sr Unsecured
 09-15-11                             6.75              185,000               195,132
Dr Pepper Snapple Group
 05-01-13                             6.12            3,000,000             2,997,876
HJ Heinz Finance
 03-15-12                             6.00            2,400,000             2,530,411
Kraft Foods
 Sr Unsecured
 10-01-13                             5.25            2,000,000             2,052,824
Molson Coors Capital Finance
 09-22-10                             4.85            3,840,000(c)          3,910,429
SABMiller
 01-15-14                             5.70            1,035,000(c,d)          996,406
Sara Lee
 Sr Unsecured
 09-15-11                             6.25            2,000,000             2,093,144
                                                                      ---------------
Total                                                                      19,563,446
-------------------------------------------------------------------------------------


GAS PIPELINES (4.3%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75            1,935,000             1,995,140
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80            2,115,000             2,101,348
El Paso
 Sr Unsecured
 06-15-12                             7.88            1,000,000               990,424
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                             6.75              110,000               112,897
Transcontinental Gas Pipe Line LLC
 Sr Unsecured Series B
 08-15-11                             7.00              500,000               520,406
Transcontinental Gas Pipeline LLC
 Sr Unsecured Series B
 07-15-12                             8.88            1,305,000             1,364,612
                                                                      ---------------
Total                                                                       7,084,827
-------------------------------------------------------------------------------------


HEALTH CARE (4.0%)
Cardinal Health
 Sr Unsecured
 06-15-12                             5.65            1,775,000             1,764,544
DaVita
 03-15-13                             6.63              800,000               786,000
Hospira
 Sr Unsecured
 03-30-12                             5.55            2,270,000             2,244,013
McKesson
 Sr Unsecured
 03-01-13                             5.25              800,000               802,710
Omnicare
 12-15-13                             6.75            1,000,000               947,500
                                                                      ---------------
Total                                                                       6,544,767
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (2.4%)
Coventry Health Care
 Sr Unsecured
 03-15-17                             5.95               75,000                48,012
UnitedHealth Group
 Sr Unsecured
 11-15-12                             5.50            2,400,000             2,407,219
WellPoint
 Sr Unsecured
 08-01-12                             6.80            1,600,000             1,646,864
                                                                      ---------------
Total                                                                       4,102,095
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (9.9%)
Anadarko Finance
 Series B
 05-01-11                             6.75            3,000,000(c)          3,091,292
Anadarko Petroleum
 Sr Unsecured
 09-15-09                             1.72              105,000(h)            104,841
Canadian Natural Resources
 Sr Unsecured
 10-01-12                             5.45            1,435,000(c)          1,394,160
 02-01-13                             5.15            1,200,000(c)          1,178,302
 12-01-14                             4.90              550,000(c)            518,173
Chesapeake Energy
 09-15-13                             7.50              800,000               760,000
Devon Energy
 Sr Nts
 01-15-14                             5.63            1,000,000(j)          1,041,040
Devon Financing
 09-30-11                             6.88            2,200,000(c)          2,338,985
EnCana Holdings Finance
 05-01-14                             5.80               40,000(c)             41,574
EnCana
 Sr Unsecured
 11-01-11                             6.30              605,000(c)            632,177
 10-15-13                             4.75              585,000(c)            579,342
Nexen
 Sr Unsecured
 11-20-13                             5.05            3,500,000(c)          3,282,832
XTO Energy
 Sr Unsecured
 06-15-13                             4.63               40,000                39,171
 01-31-15                             5.00              600,000               584,389
 06-30-15                             5.30              665,000               644,398
                                                                      ---------------
Total                                                                      16,230,676
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (2.6%)
Hess
 Sr Unsecured
 08-15-11                             6.65            1,500,000             1,572,676
 02-15-14                             7.00            1,000,000             1,084,376
PC Financial Partnership
 11-15-14                             5.00            1,650,000             1,556,201
                                                                      ---------------
Total                                                                       4,213,253
-------------------------------------------------------------------------------------


LIFE INSURANCE (3.4%)
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                             5.13            2,860,000(d)          2,725,874
Pricoa Global Funding I
 Sr Secured
 10-18-12                             5.40            2,585,000(d)          2,360,542
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                             5.30              510,000               471,423
                                                                      ---------------
Total                                                                       5,557,839
-------------------------------------------------------------------------------------


MEDIA CABLE (3.4%)
Comcast
 03-15-11                             5.50            2,690,000             2,779,617
Comcast Holdings
 07-15-12                            10.63            1,000,000             1,126,560
Time Warner Cable
 07-01-13                             6.20            1,600,000             1,671,664
                                                                      ---------------
Total                                                                       5,577,841
-------------------------------------------------------------------------------------


MEDIA NON CABLE (5.7%)
DISH DBS
 10-01-11                             6.38              800,000               776,000
News America
 01-09-38                             6.75              480,000               484,863
News America Holdings
 02-01-13                             9.25            1,600,000             1,711,133
Reed Elsevier Capital
 08-01-11                             6.75            2,860,000             2,903,687
RR Donnelley & Sons
 Sr Unsecured
 01-15-12                             5.63            1,600,000             1,420,112
 01-15-17                             6.13              272,000               204,841
Thomson Reuters
 08-15-09                             4.25              310,000(c)            308,874
 07-15-13                             5.95              800,000(c)            804,597
 10-01-14                             5.70              810,000(c)            797,004
                                                                      ---------------
Total                                                                       9,411,111
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (1.0%)
General Electric Capital
 Sr Unsecured Series A
 06-15-12                             6.00            1,600,000(j)          1,631,954
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (1.0%)
Weatherford Intl
 06-15-12                             5.95            1,600,000             1,600,861
-------------------------------------------------------------------------------------


PACKAGING (0.5%)
Silgan Holdings
 Sr Sub Nts
 11-15-13                             6.75              800,000               772,000
-------------------------------------------------------------------------------------


RAILROADS (2.0%)
CSX
 Sr Unsecured
 03-15-12                             6.30              115,000               115,078
 03-15-13                             5.75            1,600,000             1,590,242
 04-01-15                             6.25               55,000                55,028
Union Pacific
 Sr Unsecured
 01-31-13                             5.45            1,600,000             1,602,478
                                                                      ---------------
Total                                                                       3,362,826
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


TRANSPORTATION SERVICES (0.4%)
Erac USA Finance
 01-15-11                             8.00%            $285,000(d)           $268,625
 10-15-12                             5.80              530,000(d)            444,265
                                                                      ---------------
Total                                                                         712,890
-------------------------------------------------------------------------------------


WIRELESS (2.9%)
Rogers Wireless
 Sr Secured
 03-01-14                             6.38            3,200,000(c)          3,373,453
Sprint Capital
 01-30-11                             7.63            1,500,000             1,445,625
                                                                      ---------------
Total                                                                       4,819,078
-------------------------------------------------------------------------------------


WIRELINES (11.2%)
AT&T
 Sr Unsecured
 03-15-11                             6.25            1,700,000             1,792,087
Deutsche Telekom Intl Finance
 06-15-10                             8.50            3,000,000(c)          3,153,603
Embarq
 Sr Unsecured
 06-01-13                             6.74            1,550,000             1,495,750
Qwest
 Sr Unsecured
 09-01-11                             7.88            1,500,000             1,488,750
Telecom Italia Capital
 11-15-13                             5.25            1,145,000(c)          1,085,700
Telefonica Europe
 09-15-10                             7.75              705,000(c)            740,351
TELUS
 Sr Unsecured
 06-01-11                             8.00            3,215,000(c)          3,414,491
Verizon New York
 Sr Unsecured Series A
 04-01-12                             6.88            4,030,000             4,199,579
Windstream
 08-01-13                             8.13            1,000,000               995,000
                                                                      ---------------
Total                                                                      18,365,311
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $165,401,993)                                                     $165,567,921
-------------------------------------------------------------------------------------





MONEY MARKET FUND (4.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%              6,810,925(m)          $6,810,925
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $6,810,925)                                                         $6,810,925
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (1.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     3,187,643             $3,187,643
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $3,187,643)                                                         $3,187,643
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $175,400,561)(n)                                                  $175,566,489
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                          (100)         $(11,714,063)      July 2009             $25,606
U.S. Treasury Note, 10-year                          (11)           (1,330,313)      June 2009               8,231
------------------------------------------------------------------------------------------------------------------
Total                                                                                                      $33,837
------------------------------------------------------------------------------------------------------------------




CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT APRIL 30, 2009



                                                                                                            UNAMORTIZED
                                                                                                              PREMIUM
                                   REFERENCED         BUY/SELL    PAY/RECEIVE     EXPIRATION     NOTIONAL      (PAID)
COUNTERPARTY                         ENTITY          PROTECTION    FIXED RATE        DATE         AMOUNT      RECEIVED
-----------------------------------------------------------------------------------------------------------------------
Citibank                     Reed Elsevier Capital       Buy          0.26%     Sept. 20, 2011    $85,000       $--
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs                FirstEnergy                 Buy          0.60       Dec. 20, 2011    115,000        --
-----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank          Cardinal Health             Buy         0.225       June 20, 2012    175,000        --
-----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank          NiSource Finance            Buy          0.55       Dec. 20, 2012    185,000        --
-----------------------------------------------------------------------------------------------------------------------
Total
-----------------------------------------------------------------------------------------------------------------------

                              UNREALIZED
COUNTERPARTY                 APPRECIATION
-----------------------------------------
Citibank                           $1,128
-----------------------------------------
Goldman Sachs                       1,268
-----------------------------------------
JPMorgan Chase Bank                 1,786
-----------------------------------------
JPMorgan Chase Bank                18,819
-----------------------------------------
Total                             $23,001
-----------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2009.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2009, the value of foreign securities represented 19.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $9,506,298 or 5.8% of net assets.

(e) At April 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $37,670.


--------------------------------------------------------------------------------
3 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at April 30, 2009.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2009.

(i) At April 30, 2009, investments in securities included securities valued at $160,000 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(j)  At April 30, 2009, security was partially or fully on loan.

(k)  This position is in bankruptcy.

(l)  Negligible market value.

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2009.

(n) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $175,401,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $1,242,000
     Unrealized depreciation                                                      (1,077,000)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                                    $165,000
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
4 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                 FAIR VALUE AT APRIL 30, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $21,333,395      $154,233,094         $--        $175,566,489
Other financial instruments*                           33,837            23,001          --              56,838
---------------------------------------------------------------------------------------------------------------
Total                                             $21,367,232      $154,256,095         $--        $175,623,327
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                               INVESTMENTS IN
                                                                                 SECURITIES
---------------------------------------------------------------------------------------------
Balance as of July 31, 2008                                                      $ 1,497,366
  Accrued discounts/premiums                                                         (45,384)
  Realized gain (loss)                                                               (55,606)
  Change in unrealized appreciation (depreciation)                                    14,986
  Net purchases (sales)                                                              (97,012)
  Transfers in and/or out of Level 3                                              (1,314,350)
---------------------------------------------------------------------------------------------
Balance as of April 30, 2009                                                     $        --
---------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Bond Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 29, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 29, 2009